Cover	Dec. 11, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2024
Entity File Number	001-36105
Entity Registrant Name	EMPIRE STATE REALTY TRUST, INC.
Entity Central Index Key	0001541401
Entity Tax Identification Number	37-1645259
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	111 West 33rd Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	212
Local Phone Number	687-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	ESRT
Security Exchange Name	NYSE
Empire State Realty Op Lp [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2024
Entity File Number	001-36106
Entity Registrant Name	EMPIRE STATE REALTY OP, L.P.
Entity Central Index Key	0001553079
Entity Tax Identification Number	45-4685158
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 West 33rd Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	687-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Empire State Realty Op Lp [Member] | Series E S Operating Partnership Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Series ES Operating Partnership Units
Trading Symbol	ESBA
Security Exchange Name	NYSEArca
Empire State Realty Op Lp [Member] | Series 60 Operating Partnership Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 60 Operating Partnership Units
Trading Symbol	OGCP
Security Exchange Name	NYSEArca
Empire State Realty Op Lp [Member] | Series 250 Operating Partnership Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 250 Operating Partnership Units
Trading Symbol	FISK
Security Exchange Name	NYSEArca